Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001171061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2012
Dreyfus Institutional Cash Advantage Fund (First Prospectus Summary) | Dreyfus Institutional Cash Advantage Fund | Administrative Advantage Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDTXX
Dreyfus Institutional Cash Advantage Fund (Second Prospectus Summary) | Dreyfus Institutional Cash Advantage Fund | Participant Advantage Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPTXX
Dreyfus Institutional Cash Advantage Fund (Third Prospectus Summary) | Dreyfus Institutional Cash Advantage Fund | Institutional Advantage Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DADXX
Dreyfus Institutional Cash Advantage Fund (Fourth Prospectus Summary) | Dreyfus Institutional Cash Advantage Fund | Investor Advantage Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVXX